Income Tax (Details) - Schedule of Changes in Valuation Allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Balance at the beginning of the year	¥ 275,431,351	¥ 149,094,206
Balance at the end of the year	426,347,838	275,431,351
Maximum [Member]
Valuation Allowance [Line Items]
Increases (Decreases) in the year	152,562,669	126,337,145
Minimum [Member]
Valuation Allowance [Line Items]
Increases (Decreases) in the year	¥ (1,646,182)